Leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases
Present value of minimum finance lease payments, current	$ 27	$ 27
Present value of minimum finance lease payments, Noncurrent	$ 134	$ 160